UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08897

Sparrow Funds

(Exact name of registrant as specified in charter)

11330 Olive Blvd., Ste. 230, St. Louis, MO	63141
(Address of principal executive offices)	(Zip code)

J Michael Landis

Unified Fund Services, Inc.

2960 N. Meridian, Ste 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	08/31

Date of reporting period:	11/30/07___

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Sparrow Growth Fund
Schedule of Investments
November 30, 2007
(Unaudited)

Common Stocks - 97.19%	Shares	Value

Accident & Health Insurance - 2.33%
StanCorp Financial Group, Inc.	6,400	$ 333,376

Agricultural Products - Livestock & Animal Specialties - 2.43%
Sadia S.A. (a)	5,700	348,840

Aircraft Engines & Engine Parts - 2.75%
United Technologies Corp.	5,260	393,290

Beverages - 2.26%
PepsiCo, Inc.	4,200	324,156

Book: Publishing or Publishing and Printing - 1.37%
The McGraw-Hill Companies, Inc.	4,000	196,320

Canned, Frozen & Preserved Fruit, Vegetable & Food Specialties - 1.56%
Corn Products International, Inc.	5,700	224,181

Commercial Banks - 1.65%
Allied Irish Banks plc (a)	5,200	235,872

Computer Peripheral Equipment - 2.02%
Logitech International S.A. (b)	8,500	289,255

Crude Petroleum & Natural Gas - 7.91%
Chesapeake Energy Corp.	8,300	314,155
Occidental Petroleum Corp.	6,600	460,482
XTO Energy, Inc.	5,800	358,556
		1,133,193

Dental Equipment & Supplies - 1.73%
DENTSPLY International, Inc.	5,800	248,124

Electric, Gas & Sanitary Services - 3.04%
E.ON AG (a) (b)	6,400	435,299

Electronic & Other Electrical Equipment (No Computer Equipment) - 1.52%
General Electric Co.	5,700	218,253

Food & Kindred Products - 2.41%
Altria Group, Inc.	3,400	263,704
Kraft Foods, Inc. - Class A	2,352	81,262
		344,966

Footwear - 2.04%
Wolverine World Wide, Inc.	11,800	292,286

General Building Contractors - Residential Buildings - 2.06%
Desarrolladora Homex S.A. de C.V. (a) (b)	6,000	295,020

General Industrial Machinery & Equipment - 2.40%
Illinois Tool Works, Inc.	6,200	344,100

*See accompanying notes which are an integral part of these financial statements.

Sparrow Growth Fund
Schedule of Investments - continued
November 30, 2007
(Unaudited)

Common Stocks - 97.19% - continued	Shares	Value

Hazardous Waste Management - 2.05%
Stericycle, Inc. (b)	4,980	$ 293,073

Life Insurance - 7.67%
China Life Insurance Co., Ltd. (a)	8,533	704,740
Sun Life Financial, Inc.	7,400	393,532
		1,098,272

Metal Mining - 3.18%
BHP Billiton, Ltd. (a)	6,000	454,980

Metalworking Machinery & Equipment - 3.24%
Makita Corp. (a)	10,400	463,684

Motor Vehicle Parts & Accessories - 1.04%
CLARCOR, Inc.	4,200	149,562

Motor Vehicles & Passenger Car Bodies - 2.56%
Aktiebolaget Volvo plc (a) (b)	21,500	366,360

Petroleum Refining - 2.78%
Royal Dutch Shell plc (a)	4,900	399,007

Pharmaceutical Preparations - 1.87%
Novo Nordisk A/S (a)	2,100	267,624

Photographic Equipment & Supplies - 2.09%
CANON, Inc. (a)	5,700	299,934

Public Building and Related Furniture - 1.13%
Johnson Controls, Inc.	4,200	162,204

Railroads, Line-Haul Operating - 1.24%
Genesee & Wyoming, Inc. - Class A (b)	6,800	178,160

Refrigeration & Service Industry Machinery - 2.01%
The Middleby Corp. (b)	3,800	288,382

Retail - Department Stores - 0.65%
Sears Holdings Corp. (b)	886	93,482

Services - Business Services - 2.12%
Heartland Payment Systems, Inc.	9,400	303,432

Services - Management Consulting Services - 1.91%
ABB, Ltd. (a)	9,300	273,234

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 2.15%
Church & Dwight Co., Inc.	5,500	308,660

Sparrow Growth Fund
Schedule of Investments - continued
November 30, 2007
(Unaudited)

Common Stocks - 97.19% - continued	Shares	Value

Sugar and Confectionary Products - 2.72%
Wm. Wrigley, Jr. Co.	6,100	$ 390,400

Telephone Communications - 7.36%
AT&T, Inc.	8,900	340,069
China Mobile, Ltd. (a)	7,800	714,948
		1,055,017

Textiles & Apparel - 2.13%
NIKE, Inc. - Class B	4,640	304,616

Wholesale - Beer, Wine & Distilled Alcoholic Beverages - 2.27%
Central European Distribution Corp. (b)	6,500	325,000

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies - 1.44%
Anixter International, Inc.	3,200	206,400

Wholesale - Groceries & Related Products - 4.10%
Sysco Corp.	9,950	323,475
Wimm-Bill-Dann Foods (a)	2,300	263,511
		586,986

TOTAL COMMON STOCKS (Cost $10,305,004)		13,925,000

Preferred Stock - 0.44%
Chesapeake Energy Corp., 4.50%	600	63,150

TOTAL PREFERRED STOCK (Cost $56,808)		63,150

Money Market Securities - 2.40%
First American Government Obligations Fund - Class Y, 4.27% (c)	343,865	343,865

TOTAL MONEY MARKET (Cost $343,865)		343,865

TOTAL INVESTMENTS (Cost $10,705,677) - 100.03%		$ 14,332,015

Liabilities in excess of other assets - (0.03)%		(4,480)

TOTAL NET ASSETS - 100.00%		$ 14,327,535

(a) American Depositary Receipt.
(b) Non-income producing.
(c) Variable rate security; the money market rate shown represents the rate at November 30, 2007.

Tax Related
Unrealized appreciation		$ 3,857,740
Unrealized depreciation		(231,402)
Net unrealized appreciation		$ 3,626,338

Aggregate cost of securities for income tax purposes		$ 10,705,677

*See accompanying notes which are an integral part of these financial statements.

Sparrow Growth Fund

Related Footnotes to the Schedule of Investments

November 30, 2007 – (Unaudited)

Securities Valuations - Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”)..

Fixed income securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Item 2. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of October 31, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Sparrow Funds

By

*/s/ Gerald Sparrow

Gerald Sparrow, President

Date_1/22/2008___

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Gerald Sparrow

Gerald Sparrow, President & Treasurer

Date_1/22/2008___